(LOSS) PER SHARE (Details 1) - shares shares in Thousands	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PBI 2013 Option Plan [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per shar	868,000
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per shar	243,000
Warrants [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per shar	33,888